Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross		$ 874,858	$ 1,123,890,000	$ 981,151	$ 1,249,153,000
Liquidity risk [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			224,123,000
Share based compensation	$ 67,487,000
Long-term debt, gross			1,126,113,000
Interest on long-term debt	392,838,000
Commitments			179,631,000
Total			1,990,192,000
Liquidity risk [Member] | 2022 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			224,123,000
Share based compensation	18,414,000
Long-term debt, gross			2,223,000
Interest on long-term debt	72,147,000
Commitments			53,030,000
Total			369,937,000
Liquidity risk [Member] | 2023 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			0
Share based compensation	24,331,000
Long-term debt, gross			2,223,000
Interest on long-term debt	72,071,000
Commitments			69,631,000
Total			168,256,000
Liquidity risk [Member] | 2024 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			0
Share based compensation	24,742,000
Long-term debt, gross			2,223,000
Interest on long-term debt	71,996,000
Commitments			44,068,000
Total			143,029,000
Liquidity risk [Member] | 2025 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			0
Share based compensation	0
Long-term debt, gross			160,257,000
Interest on long-term debt	69,433,000
Commitments			5,688,000
Total			235,378,000
Liquidity risk [Member] | 2026 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			0
Share based compensation	0
Long-term debt, gross			453,403,000
Interest on long-term debt	36,196,000
Commitments			4,823,000
Total			494,422,000
Liquidity risk [Member] | Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities			0
Share based compensation	0
Long-term debt, gross			505,784,000
Interest on long-term debt	$ 70,995,000
Commitments			2,391,000
Total			$ 579,170,000